Restructuring - Schedule of Restructuring Reserve (Details) - 2017 Plan $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, beginning balance	$ 201
Expensed	418
Cash payments	(415)
Foreign currency translation and other	0
Restructuring reserve, ending balance	$ 204